Schedule of Preliminary Purchase Price (Details) - USD ($)					9 Months Ended		12 Months Ended
	Jul. 15, 2021	Jun. 04, 2021	Jun. 04, 2021	Mar. 09, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Cash					$ 7,356,949	$ 315,289	$ 315,289	$ 16,331,026
Fulltime Fantasy Sports L L C [Member]
Business Acquisition [Line Items]
Total purchase consideration	$ 1,256,887
Cash	335,000
Indemnity restricted stock units for shares of common stock	167,500
Deferred cash payments	419,387
Deferred restricted stock	$ 335,000
College Spun Media Incorporated [Member]
Business Acquisition [Line Items]
Total purchase consideration		$ 11,000,000.0	$ 11,735,002
Cash			10,829,893
Deferred cash payments			$ 905,109
Petametrics Inc [Member]
Business Acquisition [Line Items]
Total purchase consideration				$ 815,289
Cash				315,289
Indemnity restricted stock units for shares of common stock				$ 500,000